Leases	12 Months Ended
Dec. 31, 2021
Leases
Note 8. Leases

Note 8. Leases

The Company has operating and finance leases for some of its bank premises, with remaining lease terms of one year to 19 years.  Some of the operating leases have options to renew, which are reflected in the seven years.  The Company’s operating lease right-of-use assets and finance lease assets are included in “Bank premises and equipment, net” in the consolidated balance sheet and operating lease liabilities and finance lease liabilities are included in other liabilities in the consolidated balance sheet.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2021	2020

Operating lease cost	$209,697	$259,954

Finance lease cost:
Amortization of right-of-use assets	$188,327	$38,667
Interest on lease liabilities	71,337	5,396
Variable rent expense	19,798	33,940
Total finance lease cost	$279,462	$78,003

Total rental expense not associated with operating lease costs above amounted to $22,498 and $15,872 for the years ended December 31, 2021 and 2020, respectively.

Supplemental information related to leases as of the balance sheet dates was as follows:

December 31,	2021	2020

Operating Leases
Operating lease right-of-use assets	$852,514	$1,048,686

Operating lease liabilities	$863,566	$1,060,391

Finance Leases
Finance lease right-of-use assets	$3,852,605	$85,680

Finance lease liabilities	$3,857,883	$38,159
December 31,	2021	2020

Weighted Average Remaining Lease Term (in Years)
Operating Leases	3.7	4.0
Finance Leases	16.7	0.5

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	2.29%	7.50%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2021 for each of the next five years and in aggregate are:

2022	$216,180
2023	223,432
2024	199,648
2025	154,659
2026	99,165
Total	$893,084

Finance lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2021:

2022	$299,083
2023	300,928
2024	302,819
2025	304,758
2026	311,451
Subsequent to 2026	3,081,390
Total minimum lease payments	4,600,429
Less amount representing interest	(742,546)
Present value of net minimum lease payments	$3,857,883

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheet as of December 31, 2021, is shown below:

	Operating Leases	Finance Leases

Undiscounted cash flows	$893,084	$4,600,429
Discount effect of cash flows	(29,518)	(742,546)
Lease liabilities	$863,566	$3,857,883